Supplementary Financial Information (Other Noncurrent Liabilities and Deferred Credits) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Noncurrent Liabilities Noncurrent and Deferred Credits [Line Items]
Uncertain tax positions, including accrued interest		$ 40	$ 74
Retirement plan and other employee benefits	[1]	169	243
Asset retirement and mining reclamation obligations		764	560
Unfavorable purchase and sales contracts		543	566
Nuclear decommissioning fund excess over asset retirement obligation		409	479
Other		108	156
Total other noncurrent liabilities and deferred credits		2,033	2,078
Amortization of Deferred Charges
Amortization of Unfavorable Purchase and Sales Contracts		23	23	$ 25
Estimated Future Amortization Expense
2016		24
2017		24
2018		24
2019		24
2020		24
Oncor [Member]
Other Noncurrent Liabilities Noncurrent and Deferred Credits [Line Items]
Retirement plan and other employee benefits		$ 0	$ 47

[1]	Includes zero and $47 million at December 31, 2015 and 2014, respectively, representing pension liabilities related to Oncor